Related Party Transactions and Balances (Details) - Mar. 31, 2026	CNY (¥)	USD ($)
Mr. Haogang Yang [Member]
Related Party Transactions and Balances [Line Items]
Payroll payables	¥ 162,644	$ 23,578
Yuanjie (Huzhou) Technology Co., Ltd. [Member]
Related Party Transactions and Balances [Line Items]
Staff advance	137,000	19,861
Mori Enterprise Management (Beijing) [Member]
Related Party Transactions and Balances [Line Items]
Staff advance	1,000	145
Mr. Chen Chen [Member]
Related Party Transactions and Balances [Line Items]
Petty cash	49,464	7,171
Yuanjie (Huzhou) Technology Co., Ltd. [Member]
Related Party Transactions and Balances [Line Items]
Staff advance	¥ 200,000	$ 28,993